S000001266 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0